Investment Strategy	Apr. 24, 2026
T. Rowe Price California Tax-Free Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Effective August 1, 2026, the T. Rowe Price California Tax-Free Bond Fund will change its name to the T. Rowe Price California Municipal Bond Fund.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that pay interest exempt from federal and California state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and California state income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Subject to shareholder approval, the fund’s Board of Directors has approved changing the fund’s 80% investment policy to the following: “The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds whose income is exempt from regular federal and California state income taxes.” If approved by shareholders, the new 80% investment policy is expected to become effective on August 1, 2026.

The fund also has a policy that up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax. Subject to shareholder approval, the fund’s Board of Directors has approved eliminating this policy. If approved by shareholders, the elimination of the alternative minimum tax policy is expected to become effective on August 1, 2026.

Because the change to the fund’s 80% investment policy and elimination of the alternative minimum tax policy require shareholder approval to become effective, the changes are being proposed for approval at a special shareholder meeting scheduled for June 25, 2026. All shareholders who held shares of the fund at the close of business on March 27, 2026, are eligible to vote on the proposed changes.

The proposed changes are intended to provide the fund with greater long-term flexibility in executing its investment program, align the policies with the fund’s new name, and reduce potential compliance risks for the fund, although the changes are not expected to substantially affect the way the fund is currently managed. Proxy materials for the special shareholder meeting describe the proposed changes and the rationale in greater detail. If either proposed change is not approved by shareholders, the name change will still become effective on August 1, 2026.

While the fund may buy securities of any maturity, the fund generally seeks longer-term securities. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit rating categories by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. However, the fund may invest up to 10% of its total assets in below investment-grade securities, known as “junk” bonds, including those with the lowest credit rating.

In addition to investing in state and local general obligation bonds, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, and utilities, as well as private activity bonds (including industrial revenue bonds), which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality. It is possible that 25% or more of the fund’s assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. For example, the fund may invest in securities of issuers whose revenues are generated from similar types of projects or operate in similar industries. The fund may at times invest more than 25% of its net assets overall in industrial revenue bonds, but investments in industrial revenue bonds related to the same industry may not exceed 25% of the fund’s net assets. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become “refunded” when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations, U.S. government agency obligations, and/or cash.

Due to fluctuations in the availability of suitable California municipal securities or other reasons, the fund may invest in other municipal securities whose interest is exempt from federal but not California income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that pay interest exempt from federal and California state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and California state income taxes.
T. Rowe Price Georgia Tax-Free Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Effective August 1, 2026, the T. Rowe Price Georgia Tax-Free Bond Fund will change its name to the T. Rowe Price Georgia Municipal Bond Fund.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that pay interest exempt from federal and Georgia state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Georgia state income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Subject to shareholder approval, the fund’s Board of Directors has approved changing the fund’s 80% investment policy to the following: “The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds whose income is exempt from regular federal and Georgia state income taxes.” If approved by shareholders, the new 80% investment policy is expected to become effective on August 1, 2026.

The fund also has a policy that up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax. Subject to shareholder approval, the fund’s Board of Directors has approved eliminating this policy. If approved by shareholders, the elimination of the alternative minimum tax policy is expected to become effective on August 1, 2026.

Because the change to the fund’s 80% investment policy and elimination of the alternative minimum tax policy require shareholder approval to become effective, the changes are being proposed for approval at a special shareholder meeting scheduled for June 25, 2026. All shareholders who held shares of the fund at the close of business on March 27, 2026, are eligible to vote on the proposed changes.

The proposed changes are intended to provide the fund with greater long-term flexibility in executing its investment program, align the policies with the fund’s new name, and reduce potential compliance risks for the fund, although the changes are not expected to substantially affect the way the fund is currently managed. Proxy materials for the special shareholder meeting describe the proposed changes and the rationale in greater detail. If either proposed change is not approved by shareholders, the name change will still become effective on August 1, 2026.

While the fund may buy securities of any maturity, the fund generally seeks longer-term securities. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit rating categories by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. However, the fund may invest up to 10% of its total assets in below investment-grade securities, known as “junk” bonds, including those with the lowest credit rating.

In addition to investing in state and local general obligation bonds, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, and utilities, as well as private activity bonds (including industrial revenue bonds), which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality. It is possible that 25% or more of the fund’s assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. For example, the fund may invest in securities of issuers whose revenues are generated from similar types of projects or operate in similar industries. The fund may at times invest more than 25% of its net assets overall in industrial revenue bonds, but investments in industrial revenue bonds related to the same industry may not exceed 25% of the fund’s net assets. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become “refunded” when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations, U.S. government agency obligations, and/or cash.

Due to fluctuations in the availability of suitable Georgia municipal securities or other reasons, the fund may invest in other municipal securities whose interest is exempt from federal but not Georgia income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that pay interest exempt from federal and Georgia state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Georgia state income taxes.
T. Rowe Price New Jersey Tax-Free Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Effective August 1, 2026, the T. Rowe Price New Jersey Tax-Free Bond Fund will change its name to the T. Rowe Price New Jersey Municipal Bond Fund.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that pay interest exempt from federal and New Jersey state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and New Jersey state income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Subject to shareholder approval, the fund’s Board of Directors has approved changing the fund’s 80% investment policy to the following: “The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds whose income is exempt from regular federal and New Jersey state income taxes.” If approved by shareholders, the new 80% investment policy is expected to become effective on August 1, 2026.

The fund also has a policy that up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax. Subject to shareholder approval, the fund’s Board of Directors has approved eliminating this policy. If approved by shareholders, the elimination of the alternative minimum tax policy is expected to become effective on August 1, 2026.

Because the change to the fund’s 80% investment policy and elimination of the alternative minimum tax policy require shareholder approval to become effective, the changes are being proposed for approval at a special shareholder meeting scheduled for June 25, 2026. All shareholders who held shares of the fund at the close of business on March 27, 2026, are eligible to vote on the proposed changes.

The proposed changes are intended to provide the fund with greater long-term flexibility in executing its investment program, align the policies with the fund’s new name, and reduce potential compliance risks for the fund, although the changes are not expected to substantially affect the way the fund is currently managed. Proxy materials for the special shareholder meeting describe the proposed changes and the rationale in greater detail. If either proposed change is not approved by shareholders, the name change will still become effective on August 1, 2026.

While the fund may buy securities of any maturity, the fund generally seeks longer-term securities. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit rating categories by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. However, the fund may invest up to 10% of its total assets in below investment-grade securities, known as “junk” bonds, including those with the lowest credit rating.

In addition to investing in state and local general obligation bonds, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, and utilities, as well as private activity bonds (including industrial revenue bonds), which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality. It is possible that 25% or more of the fund’s assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. For example, the fund may invest in securities of issuers whose revenues are generated from similar types of projects or operate in similar industries. The fund may at times invest more than 25% of its net assets overall in industrial revenue bonds, but investments in industrial revenue bonds related to the same industry may not exceed 25% of the fund’s net assets. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become “refunded” when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations, U.S. government agency obligations, and/or cash.

Due to fluctuations in the availability of suitable New Jersey municipal securities or other reasons, the fund may invest in other municipal securities whose interest is exempt from federal but not New Jersey income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that pay interest exempt from federal and New Jersey state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and New Jersey state income taxes.
T. Rowe Price New York Tax-Free Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Effective August 1, 2026, the T. Rowe Price New York Tax-Free Bond Fund will change its name to the T. Rowe Price New York Municipal Bond Fund.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that pay interest exempt from federal, New York state, and New York City income taxes, and at least 80% of the fund’s income is expected to be exempt from federal, New York state, and New York City income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Subject to shareholder approval, the fund’s Board of Directors has approved changing the fund’s 80% investment policy to the following: “The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds whose income is exempt from regular federal and New York state income taxes.” If approved by shareholders, the new 80% investment policy is expected to become effective on August 1, 2026.

The fund also has a policy that up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax. Subject to shareholder approval, the fund’s Board of Directors has approved eliminating this policy. If approved by shareholders, the elimination of the alternative minimum tax policy is expected to become effective on August 1, 2026.

Because the change to the fund’s 80% investment policy and elimination of the alternative minimum tax policy require shareholder approval to become effective, the changes are being proposed for approval at a special shareholder meeting scheduled for June 25, 2026. All shareholders who held shares of the fund at the close of business on March 27, 2026, are eligible to vote on the proposed changes.

The proposed changes are intended to provide the fund with greater long-term flexibility in executing its investment program, align the policies with the fund’s new name, and reduce potential compliance risks for the fund, although the changes are not expected to substantially affect the way the fund is currently managed. Proxy materials for the special shareholder meeting describe the proposed changes and the rationale in greater detail. If either proposed change is not approved by shareholders, the name change will still become effective on August 1, 2026.

While the fund may buy securities of any maturity, the fund generally seeks longer-term securities. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit rating categories by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. However, the fund may invest up to 10% of its total assets in below investment-grade securities, known as “junk” bonds, including those with the lowest credit rating.

In addition to investing in state and local general obligation bonds, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, and utilities, as well as private activity bonds (including industrial revenue bonds), which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality. It is possible that 25% or more of the fund’s assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. For example, the fund may invest in securities of issuers whose revenues are generated from similar types of projects or operate in similar industries. The fund may at times invest more than 25% of its net assets overall in industrial revenue bonds, but investments in industrial revenue bonds related to the same industry may not exceed 25% of the fund’s net assets. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become “refunded” when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations, U.S. government agency obligations, and/or cash.

Due to fluctuations in the availability of suitable New York municipal securities or other reasons, the fund may invest in other municipal securities whose interest is exempt from federal but not New York income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that pay interest exempt from federal, New York state, and New York City income taxes, and at least 80% of the fund’s income is expected to be exempt from federal, New York state, and New York City income taxes.
T. Rowe Price Virginia Tax-Free Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Effective August 1, 2026, the T. Rowe Price Virginia Tax-Free Bond Fund will change its name to the T. Rowe Price Virginia Municipal Bond Fund.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that pay interest exempt from federal and Virginia state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Virginia state income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Subject to shareholder approval, the fund’s Board of Directors has approved changing the fund’s 80% investment policy to the following: “The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds whose income is exempt from regular federal and Virginia state income taxes.” If approved by shareholders, the new 80% investment policy is expected to become effective on August 1, 2026.

The fund also has a policy that up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax. Subject to shareholder approval, the fund’s Board of Directors has approved eliminating this policy. If approved by shareholders, the elimination of the alternative minimum tax policy is expected to become effective on August 1, 2026.

Because the change to the fund’s 80% investment policy and elimination of the alternative minimum tax policy require shareholder approval to become effective, the changes are being proposed for approval at a special shareholder meeting scheduled for June 25, 2026. All shareholders who held shares of the fund at the close of business on March 27, 2026, are eligible to vote on the proposed changes.

The proposed changes are intended to provide the fund with greater long-term flexibility in executing its investment program, align the policies with the fund’s new name, and reduce potential compliance risks for the fund, although the changes are not expected to substantially affect the way the fund is currently managed. Proxy materials for the special shareholder meeting describe the proposed changes and the rationale in greater detail. If either proposed change is not approved by shareholders, the name change will still become effective on August 1, 2026.

While the fund may buy securities of any maturity, the fund generally seeks longer-term securities. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit rating categories by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. However, the fund may invest up to 10% of its total assets in below investment-grade securities, known as “junk” bonds, including those with the lowest credit rating.

In addition to investing in state and local general obligation bonds, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, and utilities, as well as private activity bonds (including industrial revenue bonds), which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality. It is possible that 25% or more of the fund’s assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. For example, the fund may invest in securities of issuers whose revenues are generated from similar types of projects or operate in similar industries. The fund may at times invest more than 25% of its net assets overall in industrial revenue bonds, but investments in industrial revenue bonds related to the same industry may not exceed 25% of the fund’s net assets. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become “refunded” when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations, U.S. government agency obligations, and/or cash.

Due to fluctuations in the availability of suitable Virginia municipal securities or other reasons, the fund may invest in other municipal securities whose interest is exempt from federal but not Virginia income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that pay interest exempt from federal and Virginia state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Virginia state income taxes.